COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:	COMMITMENTS AND CONTINGENT LIABILITIES

a.
Lease commitments:

We do not own any real estate. We lease approximately 1,139 square meters of office and warehousing premise in Tel Aviv and Herzliya, Israel, under a new lease which started on April l 1, 2021 and expires on March 30, 2023 with an option for 24-month extension. According to the lease agreements, the monthly fee (including management fees) is approximately $35,430.

We lease approximately 1,278 square meters of office premises in California for our U.S. subsidiary, LCA Inc., which under the current lease contracts expire in 2022, with a monthly fee of approximately $24,068.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, 2021, are as follows:

2022	$502
2023	432
2024	103
Total operating lease payments	$1,037
Less: imputed interest	(112)
Present value of lease Liabilities	$925

Rent expenses amounted to $714 and $753 for the years ended December 31, 2021 and 2020, respectively.

b.	Guarantees, indemnity and liens:

1.
The Company and its subsidiaries issued bank guaranties in the total amount of approximately $1,067 as a part of the ongoing terms of lease contracts, contracts with existing customers and for tenders.

2.
Under the Fortress Agreement, the Company recorded a fix floating charge on all of the Company’s assets in favor of the Fortress, limited in amount, in order to secure long-term loan granted by them in favor of the Company.

The Company is party to legal proceedings in the normal course of our business. There are no material pending legal proceedings to which the Company is a party or of which our property is subject. Although the outcome of claims and lawsuits against the Company cannot be accurately predicted, we do not believe that any of the claims and lawsuits, will have a material adverse effect on the Company business, financial condition, results of operations or cash flows for any quarterly or annual period.